UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]                    Amendment Number: _________

Institutional Investment Manager Filing this Report:

Name:       EnTrust Capital Inc.

Address:    717 Fifth Avenue, 25th Floor
            New York, NY 10022

Form 13F File Number: 28-6444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jill Zelenko

Title:     Chief Financial Officer/Chief Operating Officer

Phone:     (212) 888-1040

Signature, Place, and Date of Signing:

   /s/ Jill Zelenko           New York, New York           November 6, 2009
   ----------------           ------------------           ----------------
     [Signature]                [City, State]                   [Date]


Report Type:

[X]   13F HOLDINGS REPORT

[ ]   13F NOTICE

[ ]   13F COMBINATION REPORT

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2*

Form 13F Information Table Entry Total:  127

Form 13F Information Table Value Total:  $426,198 (in thousands)

List of Other Included Managers:

No.      Form 13F File Number         Name
---      --------------------         ----
28-       04371                       EnTrust Partners LLC
CIK       0001080818
28-       05427                       EnTrust Partners Offshore LLC
CIK       0001104015

* The institutional investment manager filing this report is affiliated with and under common ownership and control with both of the firms identified above as "Other Included Managers." EnTrust Capital Inc. is identified as Manager 1, EnTrust Partners LLC is identified as Manager 2 and EnTrust Partners Offshore LLC is identified as Manager 3 in column 9 in the attached information table.


                               Title Of             Market Value   Shares/  SH/  Put/  Investment               Voting Authority
Name Of Issuer                   Class     Cusip       (x1000)     Prn Amt  Prn  Call  Discretion  Manager   Sole     Shared   None
--------------                   -----     -----       -------     -------  ---  ----  ----------  -------   ----     ------   ----

AIM EQUITY FUNDS INC CHARTER C    COM    001413103        132        9,167   SH           OTHER       1                 9,167
AMGEN INC                         COM    031162100         51          847   SH           OTHER       1                   847
ASSISTED LIVING CONCEPTS INC
 CL A                             COM    04544X300      5,207      251,328   SH           SOLE        2    251,328
ASSISTED LIVING CONCEPTS INC
 CL A                             COM    04544X300      1,537       74,200   SH           SOLE        3     74,200
BANK OF AMERICA CORP CMN          COM    060505104      3,631      214,604   SH           OTHER       1               214,604
BANK OF AMERICA CORP CMN          COM    060505104      7,841      463,500   SH           SOLE        2    463,500
BANK OF AMERICA CORP CMN          COM    060505104      2,282      134,900   SH           SOLE        3    134,900
BERKSHIRE HATHAWAY INC CL A       COM    084670108      4,343           43   SH           OTHER       1                    43
BROADCOM CORP CL A                COM    111320107      1,390       45,287   SH           OTHER       1                45,287
BURGER KING HOLDINGS, INC. CMN    COM    121208201      1,214       69,003   SH           OTHER       1                69,003
BURGER KING HOLDINGS, INC. CMN    COM    121208201      5,103      290,100   SH           SOLE        2    290,100
BURGER KING HOLDINGS, INC. CMN    COM    121208201      1,490       84,700   SH           SOLE        3     84,700
CHURCHILL DOWNS INC CMN           COM    171484108      2,398       62,283   SH           SOLE        2     62,283
CHURCHILL DOWNS INC CMN           COM    171484108        754       19,580   SH           SOLE        3     19,580
CISCO SYSTEMS, INC. CMN           COM    17275R102      1,556       66,096   SH           OTHER       1                66,096
CISCO SYSTEMS, INC. CMN           COM    17275R102      4,329      183,900   SH           SOLE        2    183,900
CISCO SYSTEMS, INC. CMN           COM    17275R102      1,280       54,400   SH           SOLE        3     54,400
CITI TRENDS INC                   COM    17306x102        450       15,814   SH           OTHER       1                15,814
CITIGROUP INC                     COM    172967101        216       44,656   SH           OTHER       1                44,656
CKE RESTAURANTS INC CMN           COM    12561E105      2,112      201,339   SH           OTHER       1               201,339
CKE RESTAURANTS INC CMN           COM    12561E105      5,417      516,395   SH           SOLE        2    516,395
CKE RESTAURANTS INC CMN           COM    12561E105      1,532      146,059   SH           SOLE        3    146,059



                               Title Of             Market Value   Shares/  SH/  Put/  Investment               Voting Authority
Name Of Issuer                   Class     Cusip       (x1000)     Prn Amt  Prn  Call  Discretion  Manager   Sole     Shared   None
--------------                   -----     -----       -------     -------  ---  ----  ----------  -------   ----     ------   ----

COTT CORP. CMN                    COM    22163N106      1,603      218,200   SH           SOLE        2    218,200
COTT CORP. CMN                    COM    22163N106        453       61,600   SH           SOLE        3     61,600
COVIDIEN PLC CMN                  COM    G2554F105      2,893       66,879   SH           OTHER       1                 66,879
COVIDIEN PLC CMN                  COM    G2554F105      7,445      172,100   SH           SOLE        2    172,100
COVIDIEN PLC CMN                  COM    G2554F105      2,146       49,600   SH           SOLE        3     49,600
CROWN HOLDINGS INC CMN            COM    228368106      5,359      197,032   SH           OTHER       1                197,032
CROWN HOLDINGS INC CMN            COM    228368106     18,691      687,156   SH           SOLE        2    687,156
CROWN HOLDINGS INC CMN            COM    228368106      5,466      200,951   SH           SOLE        3    200,951
CSX CORP COM                      COM    126408103      2,304       55,046   SH           OTHER       1                 55,046
CSX CORP COM                      COM    126408103      9,439      225,500   SH           SOLE        2    225,500
CSX CORP COM                      COM    126408103      2,692       64,300   SH           SOLE        3     64,300
CVS CAREMARK CORP COM STK         COM    126650100      3,753      105,008   SH           OTHER       1                105,008
CVS CAREMARK CORP COM STK         COM    126650100     11,370      318,100   SH           SOLE        2    318,100
CVS CAREMARK CORP COM STK         COM    126650100      3,273       91,600   SH           SOLE        3     91,600
DIAGEO PLC ADR                    COM    25243Q205      3,338       54,293   SH           OTHER       1                 54,293
DIAGEO PLC ADR                    COM    25243Q205     11,972      194,706   SH           SOLE        2    194,706
DIAGEO PLC ADR                    COM    25243Q205      3,444       56,000   SH           SOLE        3     56,000
DOMINOS PIZZA                     COM    25754A201      2,528      285,931   SH           OTHER       1                285,931
DOMINOS PIZZA                     COM    25754A201      7,889      892,408   SH           SOLE        2    892,408
DOMINOS PIZZA                     COM    25754A201      2,382      269,400   SH           SOLE        3    269,400
EXXON MOBIL CORP                  COM    30231g102        252        3,671   SH           OTHER       1                  3,671
GENERAL ELECTRIC CO               COM    369604103      1,106       67,386   SH           OTHER       1                 67,386
GOODYEAR TIRE & RUBR CO
 COM STK                          COM    382550101      1,441       84,624   SH           OTHER       1                 84,624



                               Title Of             Market Value   Shares/  SH/  Put/  Investment               Voting Authority
Name Of Issuer                   Class     Cusip       (x1000)     Prn Amt  Prn  Call  Discretion  Manager   Sole     Shared   None
--------------                   -----     -----       -------     -------  ---  ----  ----------  -------   ----     ------   ----

GOODYEAR TIRE & RUBR CO
 COM STK                          COM    382550101      1,803      105,900   SH           SOLE        2    105,900
GOODYEAR TIRE & RUBR CO
 COM STK                          COM    382550101        502       29,450   SH           SOLE        3     29,450
HILLTOP HOLDINGS INC CMN          COM    432748101        513       41,819   SH           OTHER       1                41,819
HILLTOP HOLDINGS INC CMN          COM    432748101      4,081      332,824   SH           SOLE        2    332,824
HILLTOP HOLDINGS INC CMN          COM    432748101      1,164       94,981   SH           SOLE        3     94,981
HOLLY CORP COM STK                COM    435758305      2,852      111,314   SH           OTHER       1               111,314
HOLLY CORP COM STK                COM    435758305     11,361      443,458   SH           SOLE        2    443,458
HOLLY CORP COM STK                COM    435758305      3,258      127,150   SH           SOLE        3    127,150
INTERVAL LEISURE GROUP-           COM    46113M108        699       56,100   SH           SOLE        2     56,100
INTERVAL LEISURE GROUP-           COM    46113M108        204       16,400   SH           SOLE        3     16,400
ISHARES TR MSCI EMERG MKT         COM    464287234        399       10,250   SH           OTHER       1                10,250
JPMORGAN CHASE & CO COM           COM    46625H100      2,338       53,347   SH           OTHER       1                53,347
JPMORGAN CHASE & CO COM           COM    46625H100      5,693      129,900   SH           SOLE        2    129,900
JPMORGAN CHASE & CO COM           COM    46625H100      1,797       41,000   SH           SOLE        3     41,000
L1 IDENTITY SOLN                  COM    50212A106      1,655      236,812   SH           OTHER       1               236,812
L1 IDENTITY SOLN                  COM    50212A106      5,672      811,440   SH           SOLE        2    811,440
L1 IDENTITY SOLN                  COM    50212A106      1,743      249,350   SH           SOLE        3    249,350
LOCKHEED MARTIN CORP COM STK      COM    539830109      3,110       39,832   SH           OTHER       1                39,832
LOCKHEED MARTIN CORP COM STK      COM    539830109     12,392      158,700   SH           SOLE        2    158,700
LOCKHEED MARTIN CORP COM STK      COM    539830109      3,505       44,900   SH           SOLE        3     44,900
MASTERCARD INC CL A COM STK       COM    57636Q104      1,403        6,939   SH           OTHER       1                 6,939
MASTERCARD INC CL A COM STK       COM    57636Q104      3,740       18,500   SH           SOLE        2     18,500
MASTERCARD INC CL A COM STK       COM    57636Q104      1,051        5,200   SH           SOLE        3      5,200



                               Title Of             Market Value   Shares/  SH/  Put/  Investment               Voting Authority
Name Of Issuer                   Class     Cusip       (x1000)     Prn Amt  Prn  Call  Discretion  Manager   Sole     Shared   None
--------------                   -----     -----       -------     -------  ---  ----  ----------  -------   ----     ------   ----


MCDONALDS COM                     COM    580135101       1,860       32,599  SH           OTHER       1                32,599
MCDONALDS COM                     COM    580135101       4,417       77,400  SH           SOLE        2     77,400
MCDONALDS COM                     COM    580135101       1,250       21,900  SH           SOLE        3     21,900
METHANEX CAD COM                  COM    59151K108         986       56,959  SH           OTHER       1                56,959
METHANEX CAD COM                  COM    59151K108       4,979      287,650  SH           SOLE        2    287,650
METHANEX CAD COM                  COM    59151K108       1,500       86,660  SH           SOLE        3     86,660
NALCO HOLDING CO                  COM    62985Q101       2,113      103,135  SH           OTHER       1               103,135
NALCO HOLDING CO                  COM    62985Q101       6,290      307,000  SH           SOLE        2    307,000
NALCO HOLDING CO                  COM    62985Q101       1,847       90,100  SH           SOLE        3     90,100
ORACLE CORP COM STK               COM    68389X105       2,766      132,721  SH           OTHER       1               132,721
ORACLE CORP COM STK               COM    68389X105       6,899      331,000  SH           SOLE        2    331,000
ORACLE CORP COM STK               COM    68389X105       2,103      100,900  SH           SOLE        3    100,900
PEP BOYS MANNY-MOE &JACK CMN      COM    713278109       2,227      227,990  SH           OTHER       1               227,990
PEP BOYS MANNY-MOE &JACK CMN      COM    713278109       6,780      694,065  SH           SOLE        2    694,065
PEP BOYS MANNY-MOE &JACK CMN      COM    713278109       1,983      203,000  SH           SOLE        3    203,000
PINNACLE ENTERTAINMENT INC        COM    723456109         117       11,500  SH           OTHER       1                11,500
PRECISION CASTPARTS CORP. CMN     COM    740189105       2,669       26,200  SH           SOLE        2     26,200
PRECISION CASTPARTS CORP. CMN     COM    740189105         805        7,900  SH           SOLE        3      7,900
RAYTHEON CO                       COM    755111507         234        4,888  SH           OTHER       1                 4,888
RETAIL VENTURES INC CMN           COM    76128Y102         148       28,000  SH           OTHER       1                28,000
RETAIL VENTURES INC CMN           COM    76128Y102       9,464    1,795,867  SH           SOLE        2  1,795,867
RETAIL VENTURES INC CMN           COM    76128Y102       2,769      525,403  SH           SOLE        3    525,403
ROCKWELL COLLINS, INC. CMN        COM    774341101       1,854       36,505  SH           OTHER       1                36,505
ROCKWELL COLLINS, INC. CMN        COM    774341101       2,683       52,800  SH           SOLE        2     52,800



                               Title Of             Market Value   Shares/  SH/  Put/  Investment               Voting Authority
Name Of Issuer                   Class     Cusip       (x1000)     Prn Amt  Prn  Call  Discretion  Manager   Sole    Shared   None
--------------                   -----     -----       -------     -------  ---  ----  ----------  -------   ----    ------   ----

ROCKWELL COLLINS, INC. CMN        COM    774341101         757        14,900 SH           SOLE        3     14,900
SERVICE CORP INTL COM STK         COM    817565104       5,478      781,425  SH           OTHER       1               781,425
SERVICE CORP INTL COM STK         COM    817565104      12,853    1,833,563  SH           SOLE        2  1,833,563
SERVICE CORP INTL COM STK         COM    817565104       3,708      529,050  SH           SOLE        3    529,050
SHERWIN-WILLIAMS CO CMN           COM    824348106       2,636       43,822  SH           OTHER       1                43,822
SHERWIN-WILLIAMS CO CMN           COM    824348106       6,497      108,000  SH           SOLE        2    108,000
SHERWIN-WILLIAMS CO CMN           COM    824348106       1,955       32,500  SH           SOLE        3     32,500
SKECHERS U S A INC CL A COM STK   COM    830566105       4,076      237,800  SH           SOLE        2    237,800
SKECHERS U S A INC CL A COM STK   COM    830566105       1,186       69,200  SH           SOLE        3     69,200
SPDR SER 1                        COM    78462f103         345        3,268  SH           OTHER       1                 3,268
SUPERVALU INC CMN                 COM    868536103       1,387       92,066  SH           OTHER       1                92,066
SUPERVALU INC CMN                 COM    868536103       4,668      309,900  SH           SOLE        2    309,900
SUPERVALU INC CMN                 COM    868536103       1,435       95,300  SH           SOLE        3     95,300
TELEFLEX INC. CMN                 COM    879369106       3,374       69,849  SH           OTHER       1                69,849
TELEFLEX INC. CMN                 COM    879369106      13,308      275,477  SH           SOLE        2    275,477
TELEFLEX INC. CMN                 COM    879369106       3,805       78,750  SH           SOLE        3     78,750
THERMO FISHER CORP                COM    883556102       1,838       42,093  SH           OTHER       1                42,093
THERMO FISHER CORP                COM    883556102       3,110       71,200  SH           SOLE        2     71,200
THERMO FISHER CORP                COM    883556102         891       20,400  SH           SOLE        3     20,400
TRANSOCEAN LTD                    COM    H8817H100       3,697       43,228  SH           OTHER       1                43,228
TRANSOCEAN LTD                    COM    H8817H100      11,514      134,613  SH           SOLE        2    134,613
TRANSOCEAN LTD                    COM    H8817H100       3,283       38,378  SH           SOLE        3     38,378



                               Title Of             Market Value   Shares/  SH/  Put/  Investment               Voting Authority
Name Of Issuer                   Class     Cusip       (x1000)     Prn Amt  Prn  Call  Discretion  Manager   Sole    Shared   None
--------------                   -----     -----       -------     -------  ---  ----  ----------  -------   ----    ------   ----

UNITED STATES NATL GAS FUND LP    COM    912318102         117      10,000   SH           OTHER       1                10,000
VANGUARD INDEX FUNDS 500 INDEX    COM    922908710       1,559      15,995   SH           OTHER       1                15,995
VANGUARD INDEX FUNDS MID CAP I    COM    922908645         330       4,679   SH           OTHER       1                 4,679
VANGUARD INDEX FUNDS SMALL CAP    COM    922908793       1,581     123,454   SH           OTHER       1               123,454
VANGUARD INTL EQUITY INDEX FUN    COM    922042841       1,163      36,467   SH           OTHER       1                36,467
VANGUARD INTL EQUITY INDEX FUN    COM    922042809         539       8,720   SH           OTHER       1                 8,720
VANGUARD SPECIALIZED PORTFOLIO    COM    921908877         399       6,793   SH           OTHER       1                 6,793
VANGUARD TAX-MANAGED FUND INTL    COM    921943809       1,127     102,371   SH           OTHER       1               102,371
VINTAGE WINE TR INC               COM    92746p209           0      10,000   SH           OTHER       1                10,000
WELLPOINT INC                     COM    94973V107       3,211      67,800   SH           OTHER       1                67,800
WELLPOINT INC                     COM    94973V107      13,128     277,225   SH           SOLE        2    277,225
WELLPOINT INC                     COM    94973V107       3,727      78,700   SH           SOLE        3     78,700
WILEY JOHN & SONS INC CL A        COM    968223206       2,334      67,100   SH           OTHER       1                67,100
